Equity - Additional Paid-in Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
From share of changes in equities of associates	$ 917	$ 560
Additional paid-in capital	114,648	112,249
Ordinary Share
Statement [line items]
From ordinary shares	93,341	93,341
Treasury shares [member]
Statement [line items]
From treasury shares	6,307	6,744
Share of Changes in Equities of Associates
Statement [line items]
From share of changes in equities of associates	1,662	1,449
Share Based Compensation
Statement [line items]
From share-based compensation	$ 13,338	$ 10,715